Document and Entity Information	Nov. 29, 2022
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 29, 2022
Entity Registrant Name	Tishman Speyer Innovation Corp. II
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40056
Entity Tax Identification Number	85-3869337
Entity Address, Address Line One	Rockefeller Center
Entity Address, Address Line Two	45 Rockefeller Plaza
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	19111
City Area Code	212
Local Phone Number	715-0300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001832737
Units [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A common stock and one-fifth of one redeemable warrant
Trading Symbol	TSIBU
Security Exchange Name	NASDAQ
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	TSIB
Security Exchange Name	NASDAQ
Redeemable warrants [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50 per share
Trading Symbol	TSIBW
Security Exchange Name	NASDAQ